Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Noncontrolling interests
The following schedule discloses the effects of Net income attributable to TDS shareholders and changes in TDS’ ownership interest in UScellular on TDS’ equity:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Net income attributable to TDS shareholders	$226	$121	$135
Transfers (to) from noncontrolling interests
Change in TDS’ Capital in excess of par value from UScellular's issuance of UScellular shares	(38)	(23)	(30)
Change in TDS’ Capital in excess of par value from UScellular’s repurchases of UScellular shares	14	6	—
Purchase of ownership in subsidiaries from noncontrolling interests	(9)	—	—
Net transfers (to) from noncontrolling interests	(33)	(17)	(30)
Net income attributable to TDS shareholders after transfers (to) from noncontrolling interests	$193	$104	$105